Prospectus Supplement

March 3, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 3, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2021

Growth Portfolio
Inception Portfolio
(the "Funds")

Effective March 15, 2022, the Funds will recommence offering Class I, Class A, Class C and Class IS shares. Accordingly, effective March 15, 2022, the Funds' Prospectus is revised as follows:

The second paragraph of the section of the Prospectus entitled "Fund Summary—Inception Portfolio—Purchase and Sale of Fund Shares" is hereby deleted.

The second paragraph of the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted.

Please retain this supplement for future reference.

  IFIALLCLPROSPT 3/22

Prospectus Supplement

March 3, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 3, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2021

Growth Portfolio (Class IR) (the "Fund")

Effective March 15, 2022, the Fund will recommence offering Class IR shares.

Please retain this supplement for future reference.

  IFIGRWCLIRPROSPT 3/22

Statement of Additional Information Supplement

March 3, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 3, 2022 to the Morgan Stanley Institutional Fund, Inc. (the "Company") Statement of Additional Information dated April 30, 2021

Growth Portfolio
Inception Portfolio
(the "Funds")

Effective March 15, 2022, the Funds will recommence offering Class I, Class A, Class C and Class IS and the Growth Portfolio will recommence offering Class IR shares. Accordingly, effective March 15, 2022, the Fund' Statement of Additional Information is revised as follows:

The third footnote following the table on the cover page of the Statement of Additional Information listing the Company's current funds is hereby deleted.

Please retain this supplement for future reference.